NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to ordinary shareholders	$ (313,038)	$ (459,319)
Accretion of redeemable convertible preferred shares		(2,979)
Net loss available to ordinary shareholders	$ (313,038)	$ (462,298)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	659,335,966	616,941,673
Weighted average number of ordinary shares, diluted (in shares)	659,335,966	616,941,673
Net loss per ordinary share attributable to ordinary shareholders - Basic (in dollars per share)	$ (0.47)	$ (0.75)
Net loss per ordinary share attributable to ordinary shareholders - Diluted (in dollars per share)	$ (0.47)	$ (0.75)